Mining interests - Schedule of property, plant and equipment (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Mining Interests
Beginning balance		$ 1,927.2
Ending balance		1,687.1	$ 1,927.2
Ontario Teachers' Pension Plan | Amending Agreement - Ontario Teachers' Pension Plan
Mining Interests
Disposals of mineral property interest	$ (272.2)
New Afton
Mining Interests
Beginning balance		1,032.3
Ending balance		843.8	1,032.3
Rainy River
Mining Interests
Beginning balance		890.4
Ending balance		839.4	890.4
COST
Mining Interests
Beginning balance		4,064.8	3,763.6
Additions		247.4	310.2
Disposals		(7.0)	(9.0)
Transfers		0.0	0.0
Disposals of mineral property interest		(608.3)
Ending balance		3,696.9	4,064.8
ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance		(2,137.6)	(1,899.7)
Disposals		8.4	8.1
Depreciation for the period		216.7	246.0
Disposals of mineral property interest		(336.1)
Ending balance		(2,009.8)	(2,137.6)
Depletable
Mining Interests
Beginning balance		755.1
Ending balance		1,142.8	755.1
Depletable | New Afton
Mining Interests
Beginning balance		373.5
Ending balance		684.6	373.5
Depletable | Rainy River
Mining Interests
Beginning balance		381.6
Ending balance		458.2	381.6
Depletable | COST
Mining Interests
Beginning balance		2,001.2	1,906.3
Additions		106.5	45.0
Disposals		0.0	0.0
Transfers		541.1	49.9
Disposals of mineral property interest		(324.2)
Ending balance		2,324.6	2,001.2
Depletable | COST | C-Zone Development
Mining Interests
Transfers		232.3
Depletable | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance		(1,246.1)	(1,108.9)
Disposals		0.0	0.0
Depreciation for the period		169.1	137.2
Disposals of mineral property interest		(233.4)
Ending balance		(1,181.8)	(1,246.1)
Non- depletable
Mining Interests
Beginning balance		367.2
Ending balance		4.0	367.2
Non- depletable | New Afton
Mining Interests
Beginning balance		359.9
Ending balance		0.0	359.9
Non- depletable | Rainy River
Mining Interests
Beginning balance		6.2
Ending balance		2.9	6.2
Non- depletable | COST
Mining Interests
Beginning balance		367.2	237.9
Additions		18.0	147.9
Disposals		0.0	0.0
Transfers		(271.0)	(18.6)
Disposals of mineral property interest		(110.2)
Ending balance		4.0	367.2
Non- depletable | COST | Rainy River
Mining Interests
Transfers			18.6
Non- depletable | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance		0.0	0.0
Disposals		0.0	0.0
Depreciation for the period		0.0	0.0
Disposals of mineral property interest		0.0
Ending balance		0.0	0.0
Plant & equipment
Mining Interests
Beginning balance		692.4
Ending balance		358.2	692.4
Plant & equipment | New Afton
Mining Interests
Beginning balance		275.2
Ending balance		78.1	275.2
Plant & equipment | Rainy River
Mining Interests
Beginning balance		413.8
Ending balance		277.3	413.8
Plant & equipment | COST
Mining Interests
Beginning balance		1,583.9	1,530.3
Additions		51.4	17.1
Disposals		(7.0)	(9.0)
Transfers		(268.2)	45.5
Disposals of mineral property interest		(173.9)
Ending balance		1,186.2	1,583.9
Plant & equipment | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance		(891.5)	(790.8)
Disposals		8.4	8.1
Depreciation for the period		47.7	108.8
Disposals of mineral property interest		(102.7)
Ending balance		(828.0)	(891.5)
Construction in progress
Mining Interests
Beginning balance		112.5
Ending balance		182.1	112.5
Construction in progress | New Afton
Mining Interests
Beginning balance		23.7
Ending balance		81.1	23.7
Construction in progress | Rainy River
Mining Interests
Beginning balance		88.8
Ending balance		101.0	88.8
Construction in progress | COST
Mining Interests
Beginning balance		112.5	89.1
Additions		71.5	100.2
Disposals		0.0	0.0
Transfers		(1.9)	(76.8)
Disposals of mineral property interest		0.0
Ending balance		182.1	112.5
Construction in progress | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance		0.0	0.0
Disposals		0.0	0.0
Depreciation for the period		0.0	0.0
Disposals of mineral property interest		0.0
Ending balance		$ 0.0	$ 0.0